Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 13, 2013	Mar. 31, 2014	Mar. 31, 2012
Business Combinations [Abstract]
Cash consideration	$ 4.1	$ 4.1	$ 14.4
Assumed debt	$ 2.2
Acquisition date		Dec. 13, 2013